CHANGES IN NON-CASH WORKING CAPITAL	12 Months Ended
Dec. 31, 2020
Changes In Non-cash Working Capital
CHANGES IN NON-CASH WORKING CAPITAL

12. CHANGES IN NON-CASH WORKING CAPITAL

	2020	2019	2018
GST receivable	$78	$273	$1,206
Accounts payable and accrued liabilities	226,068	15,622	(11,261)
Due to related parties	137,796	109,235	47,565
	$88,350	$125,130	$37,510
Supplemental information
Non-cash items
Interest expense included in convertible debt	$45,000	$45,000	$45,000
Interest expense included in due to related parties	$3,961	$5,452	$4,312
Shares issued for mineral property interests	$7,500	$7,500	$—